Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	¥ 8,090,671	¥ 6,849,189	¥ 6,747,346
Liabilities measured at fair value	6,902,613	6,633,228
Impairment loss, assets measured on nonrecurring basis	22,873
Impairment loss on long-lived assets	22,872	0
Impairment of Intangible Assets (Excluding Goodwill)		0	0
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Store operating rights	22,738
Impairment loss, leasehold improvements	135
Impairment loss, assets measured on nonrecurring basis	22,873
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Leasehold improvements	311,436	349,244	353,425
Right-of-use asset - operating lease		2,089,402	1,955,354
Store operating rights	830,838
Trademark		121,308	137,351
Assets measured at fair value	¥ 1,142,274	¥ 2,559,954	¥ 2,446,130